UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE


Report for the Calendar Year or Quarter
Ended:_9/30/09________

Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.):  [ ] is a restatement.
[ ] adds new holdings
    entries.
Institutional Investment Manager Filing this Report:

Name:   _Sentinel Trust Company, LBA______________
Address:_2001 Kirby Dr., Suite 1210_______________
        _Houston, TX 77019________________________
        __________________________________________

Form 13F File Number: 028-05787

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting
Manager:

Name:  __Bartley J. Rainey______________________
Title: __Sr. Vice President & CFO_______________
Phone: __713-529-3729___________________________

Signature, Place, and Date of Signing:

_Bartley J. Rainey__ _Houston, TX_______________
10/20/09
   [Signature]               [City, State]
[Date]





Report Type (Check only one.):

[X]	13F HOLDINGS REPORT. (Check here if all holdings of
this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in
    this report, and all holdings are reported by other reporting manager(s).)

[ ]	13F COMBINATION REPORT. (Check here if a portion of
the
    holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

None






























Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:      3

Form 13F Information Table Entry Total: 145

Form 13F Information Table Value Total: $  394,928
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

      No. 		Form 13F File Number 		Name

       1			028-05789  	Daniel F. Flowers
       2			028-05791  	Daniel F. Flowers, Jr.
 3			028-05793  	Lucian L. Morrison

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AT&T Corp                      COM              00206R102      337    12468 SH       SOLE                    12468
                                                               359    13276 SH       OTHER   1,2,3                    13276
Abbott Laboratories            COM              002824100     1667    33696 SH       SOLE                    33696
                                                              1699    34337 SH       OTHER   1,2,3                    34337
Abercrombie & Fitch ClA        COM              002896207     1852    56334 SH       SOLE                    56334
                                                              2028    61671 SH       OTHER   1,2,3                    61671
Agco Corp                      COM              001084102      531    19230 SH       SOLE                    19230
                                                               831    30085 SH       OTHER   1,2,3                    30085
Allstate Corp                  COM              020002101      828    27027 SH       SOLE                    27027
                                                              1251    40869 SH       OTHER   1,2,3                    40869
Amgen Inc                      COM              031162100     1726    28649 SH       SOLE                    28649
                                                              1898    31510 SH       OTHER   1,2,3                    31510
Boeing Co                      COM              097023105      571    10540 SH       SOLE                    10540
                                                               735    13570 SH       OTHER   1,2,3                    13570
Brinker International Inc      COM              109641100      151     9600 SH       SOLE                     9600
                                                               192    12200 SH       OTHER   1,2,3                    12200
Cablevision Sys Cl A           COM              12686C109      344    14500 SH       SOLE                    14500
Cabot Corp                     COM              127055101      656    28380 SH       SOLE                    28380
                                                               638    27595 SH       OTHER   1,2,3                    27595
Caterpillar Inc                COM              149123101      135     2630 SH       SOLE                     2630
                                                               136     2650 SH       OTHER   1,2,3                     2650
Cephalon Inc                   COM              156708109      374     6430 SH       SOLE                     6430
                                                               200     3440 SH       OTHER   1,2,3                     3440
Chevron Corp                   COM              166764100     1541    21875 SH       SOLE                    21875
                                                              1765    25065 SH       OTHER   1,2,3                    25065
Cimarex Energy Co              COM              171798101     1798    41510 SH       SOLE                    41510
                                                              1740    40175 SH       OTHER   1,2,3                    40175
Citigroup Inc                  COM              172967101      181    37420 SH       SOLE                    37420
                                                               167    34540 SH       OTHER   1,2,3                    34540
Comcast Corp New Cl A          COM              20030N101     1763   104427 SH       SOLE                   104427
                                                              1823   107976 SH       OTHER   1,2,3                   107976
Conocophillips                 COM              20825C104     1485    32876 SH       SOLE                    32876
                                                              1596    35344 SH       OTHER   1,2,3                    35344
Dell Inc                       COM              24702r101      258    16918 SH       SOLE                    16918
                                                               155    10135 SH       OTHER   1,2,3                    10135
Eastman Chemical Co            COM              277432100      611    11415 SH       SOLE                    11415
                                                               604    11290 SH       OTHER   1,2,3                    11290
Electronics For Imagng         COM              286082102      880    78092 SH       SOLE                    78092
                                                               931    82630 SH       OTHER   1,2,3                    82630
Emulex Corp Com New            COM              292475209     2021   196400 SH       SOLE                   196400
                                                              1411   137100 SH       OTHER   1,2,3                   137100
Entergy Corp New Com           COM              29364G103     1025    12831 SH       SOLE                    12831
                                                              1032    12924 SH       OTHER   1,2,3                    12924
Enterprise Products Ptrs       COM              293792107      594    20980 SH       SOLE                    20980
Erie Indemnity Class B         COM              29530P201   210375     2340 SH       OTHER                             2340
Genzyme Corp-Gen Div           COM              372917104      501     8826 SH       SOLE                     8826
                                                               558     9832 SH       OTHER   1,2,3                     9832
Goldman Sachs                  COM              38141G104     1857    10072 SH       SOLE                    10072
                                                              1589     8620 SH       OTHER   1,2,3                     8620
Helmerich & Payne              COM              423452101      225     5680 SH       SOLE                     5680
                                                               240     6064 SH       OTHER   1,2,3                     6064
Integrated Device Tech         COM              458118106     1383   204537 SH       SOLE                   204537
                                                              1252   185238 SH       OTHER   1,2,3                   185238
J P Morgan Chase               COM              46625H100     1736    39616 SH       SOLE                    39616
                                                              2115    48277 SH       OTHER   1,2,3                    48277
Johnson & Johnson              COM              478160104     2037    33458 SH       SOLE                    33458
                                                              1850    30387 SH       OTHER   1,2,3                    30387
K Sea Transn Ptnrs Lp Com      COM              48268Y101      345    17119 SH       SOLE                    17119
Keycorp                        COM              493267108      393    60535 SH       SOLE                    60535
                                                               372    57270 SH       OTHER   1,2,3                    57270
Kroger Co                      COM              501044101     2171   105194 SH       SOLE                   105194
                                                              2167   104996 SH       OTHER   1,2,3                   104996
Lilly Eli & Co                 COM              532457108     1177    35633 SH       SOLE                    35633
                                                              1362    41242 SH       OTHER   1,2,3                    41242
Loews Corp                     COM              540424108     1016    29678 SH       SOLE                    29678
                                                               905    26422 SH       OTHER   1,2,3                    26422
Lowe's Companies Inc           COM              548661107      794    37925 SH       SOLE                    37925
                                                              1037    49500 SH       OTHER   1,2,3                    49500
Marathon Oil                   COM              565849106      973    30486 SH       SOLE                    30486
                                                              1007    31579 SH       OTHER   1,2,3                    31579
Merck & Co Inc                 COM              589331107      377    11928 SH       SOLE                    11928
                                                               481    15208 SH       OTHER   1,2,3                    15208
Micron Technology Inc          COM              595112103      510    62200 SH       SOLE                    62200
                                                               453    55200 SH       OTHER   1,2,3                    55200
Morgan Stanley                 COM              617446448     1150    37249 SH       SOLE                    37249
                                                              1204    38996 SH       OTHER   1,2,3                    38996
Nike, Inc Cl B                 COM              654106103      559     8635 SH       SOLE                     8635
                                                               390     6030 SH       OTHER   1,2,3                     6030
Norfolk Southern               COM              655844108     1932    44815 SH       SOLE                    44815
                                                              1483    34405 SH       OTHER   1,2,3                    34405
Omnivision Technologies        COM              682128103      458    28110 SH       SOLE                    28110
                                                               586    35980 SH       OTHER   1,2,3                    35980
Partnerre Ltd                  COM              G6852T105      880    11431 SH       SOLE                    11431
                                                              1034    13434 SH       OTHER   1,2,3                    13434
PepsiCo Inc                    COM              713448108      494     8428 SH       SOLE                     8428
                                                               527     8980 SH       OTHER   1,2,3                     8980
Pfizer Inc                     COM              717081103     1073    64834 SH       SOLE                    64834
                                                               963    58171 SH       OTHER   1,2,3                    58171
Photronics Inc                 COM              719405102      729   153826 SH       SOLE                   153826
                                                               812   171304 SH       OTHER   1,2,3                   171304
Plantronics Inc New            COM              727493108      321    11970 SH       SOLE                    11970
                                                               284    10580 SH       OTHER   1,2,3                    10580
Seacor Holdings, Inc.          COM              811904101     1301    15933 SH       SOLE                    15933
                                                              1363    16694 SH       OTHER   1,2,3                    16694
Seagate Tech Hldgs             COM              G7945J104     1290    84800 SH       SOLE                    84800
                                                              1302    85600 SH       OTHER   1,2,3                    85600
Silicon Image Inc Com          COM              82705T102      464   191048 SH       SOLE                   191048
                                                               463   190729 SH       OTHER   1,2,3                   190729
Southwest Airlines Co          COM              844741108     1932   201230 SH       SOLE                   201230
                                                              2124   221225 SH       OTHER   1,2,3                   221225
Suburban Propane Ptrs          COM              864482104      519    12420 SH       SOLE                    12420
Sunoco Logistics Pt Lp Com Uni COM              86764L108      571     9635 SH       SOLE                     9635
Suntrust Banks Inc             COM              867914103      653    28953 SH       SOLE                    28953
                                                               716    31742 SH       OTHER   1,2,3                    31742
TC Pipelines Lp                COM              87233Q108      626    16440 SH       SOLE                    16440
Time Warner Cable Inc Com      COM              88732J207      723    16775 SH       SOLE                    16775
                                                               626    14535 SH       OTHER   1,2,3                    14535
United Technologies            COM              913017109      442     7255 SH       SOLE                     7255
                                                               390     6395 SH       OTHER   1,2,3                     6395
Unum Group                     COM              91529Y106      609    28425 SH       SOLE                    28425
                                                               579    26995 SH       OTHER   1,2,3                    26995
Verizon Comm                   COM              92343V104     2360    77964 SH       SOLE                    77964
                                                              2451    80972 SH       OTHER   1,2,3                    80972
Wal-Mart Stores Inc            COM              931142103     1396    28432 SH       SOLE                    28432
                                                              1462    29789 SH       OTHER   1,2,3                    29789
Walgreen Co                    COM              931422109     2630    70183 SH       SOLE                    70183
                                                              2916    77822 SH       OTHER   1,2,3                    77822
Western Gas Partnrs Lp Com Uni COM              958254104      580    32790 SH       SOLE                    32790
ADR BP PLC                     ADR              055622104      569    10687 SH       SOLE                    10687
                                                               312     5870 SH       OTHER   1,2,3                     5870
ADR Royal Dutch Shell Plc Spon ADR              780259206     1065    18621 SH       SOLE                    18621
                                                                54      947 SH       OTHER   1,2,3                      947
MLP & Strategic Eqty Com                        55312N106      472 36300.0000SH      SOLE               36300.0000
Midcap SPDR Trust Ser 1                         595635103      445 3551.0000SH       SOLE                3551.0000
Powershares Glb ETF Fd S&P 500                  73936G308     1429 71191.0000SH      SOLE               71191.0000
SPDR Gold Trust                                 78463V107      278 2817.0000SH       SOLE                2817.0000
SPDR Trust Series 1                             78462F103    12298 116470.0000SH     SOLE              116470.0000
                                                              2122 20096.0000SH      OTHER   1,2,3               20096.0000
Vanguard Total Stock Market VI                  922908769     1183 22080.0000SH      SOLE               22080.0000
iShares Russell 2000                            464287655      298 4939.0000SH       SOLE                4939.0000
iShares Russell 2000 Growth                     464287648      746 11400.0000SH      SOLE               11400.0000
SPDR Series Trust Lehmn Intl E                  78464A516      256     4379 SH       SOLE                     4379
iShares Barclays 1-3 Yr Tsy Bd                  464287457      323     3844 SH       SOLE                     3844
iShares Barclays Aggregate Bon                  464287226     1634    15571 SH       SOLE                    15571
iShares Tr Agency Bd Fd                         464288166     1131    10389 SH       SOLE                    10389
                                                                 6       52 SH       OTHER                               52
iShares Tr Barclys 1-3yr Cr                     464288646     4759    45601 SH       SOLE                    45601
                                                               411     3940 SH       OTHER                             3940
Vanguard Intl Eqty Idx Emr Mkt                  922042858     1403    36408 SH       SOLE                    36408
Vanguard Tax-Managed Europe Pa                  921943858      926    27000 SH       SOLE                    27000
iShares Inc MSCI Japan                          464286848      274    27595 SH       SOLE                    27595
iShares MSCI EAFE                               464287465    30913   565348 SH       SOLE                   565348
                                                               516     9437 SH       OTHER                             9437
iShares MSCI EMRG                               464287234     1898    48784 SH       SOLE                    48784
                                                                62     1590 SH       OTHER                             1590